Financial instruments	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
30.

Financial instruments

Financial instruments by category

The carrying value and fair value of financial instruments as of March 31, 2023 and 2022, respectively were as follows:

	As of March 31, 2023				As of March 31, 2022
	Total carrying value		Total fair value		Total carrying value		Total fair value
Assets:
Cash and cash equivalents	Rs.	5,779	Rs.	5,779	Rs.	14,852	Rs.	14,852
Other investments		56,678		56,678		33,181		33,181
Trade and other receivables		72,485		72,485		66,818		66,818
Derivative financial instruments		1,232		1,232		1,906		1,906
Other assets (1)		5,678		5,678		2,347		2,347
Total	Rs.	141,852	Rs.	141,852	Rs.	119,104	Rs.	119,104
Liabilities:
Trade and other payables	Rs.	26,444	Rs.	26,444	Rs.	25,572	Rs.	25,572
Derivative financial instruments		137		137		479		479
Long-term borrowings		6,082		6,082		6,763		6,763
Short-term borrowings		7,390		7,390		27,082		27,082
Other liabilities and provisions (2)		30,926		30,926		26,238		26,238
Total	Rs.	70,979	Rs.	70,979	Rs.	86,134	Rs.	86,134

(1)
Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.15,191 and Rs.12,449 as of March 31, 2023 and 2022, respectively, are not included.

(2)	Other liabilities and provisions:
•
Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.16,907 and Rs.14,491 as of March 31, 2023 and 2022, respectively, are not included.

•	Amounts as of March 31, 2022 includes consideration payable of Rs.84 pursuant to the acquisition of Nimbus Health, GmbH . Refer to Note 6 (“Business Combinations” for details.

Fair value hierarchy

Level 1
- Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2
- Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
Level 3
- Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2023:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	38,180	Rs.	-	Rs.	-	Rs.	38,180
FVTPL - Financial asset - Investment in limited liability partnership firm (2)		-		-		378		378
FVTPL - Financial asset - Investments in equity securities		70		-		1		71
FVTOCI - Financial asset - Investments in equity securities		281		-		-		281
FVTOCI - Financial asset - Investments in market linked debentures		994		-		-		994
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		1,095		-		1,095

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2022:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	16,751	Rs.	-	Rs.	-	Rs.	16,751
FVTPL - Financial asset - Investment in limited liability partnership firm (2)		-		-		386		386
FVTPL - Financial asset - Investments in equity securities		200		-		1		201
FVTOCI - Financial asset - Investments in equity securities		999		-		-		999
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		1,427		-		1,427

(1)
The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives which are valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.

(2)	Fair value of these instruments is determined based on independent valuation report, which considers net asset value method.

As of March 31, 2023 and 2022, the changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

Derivative financial instruments
The Company had a derivative financial asset and derivative financial liability of Rs.1,232 and Rs.137, respectively, as of March 31, 2023, as compared to derivative financial asset and derivative financial liability of Rs.1,906 and Rs.479, respectively, as of March 31, 2022, towards these derivative financial instruments.

Details of gain/(loss) recognized in respect of derivative contracts
The following table presents details in respect of the gain/(loss) recognized in respect of derivative contracts to hedge highly probable forecast transaction
s

during the applicable year ended:

	For the Year Ended March 31 ,
	2023		2022		2021
Net gain recognized in finance costs in respect of foreign exchange derivative contracts and cross currency interest rate swaps contracts	Rs.	62	Rs.	245	Rs.	96
Net (loss)/ gain / recognized in equity in respect of hedges of highly probable forecast transactions, net of amounts reclassified from equity and recognized as component of revenue		(905)		883		1,123
Net (loss)/ gain reclassified from equity and recognized as component of revenue occurrence of forecasted transaction		(4,375)		525		340

The net carrying amount of the Company’s “hedging reserve” as a component of equity before adjusting for tax impact was a gain of Rs.379 as of March 31, 2023, compared to a gain of Rs.1,284 as of March 31, 2022.

Outstanding foreign exchange derivative contracts

The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2023.
Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	AUD	INR	AUD 10	Sell
	Forward contract	GBP	INR	GBP 13	Sell
	Forward contract	RUB	INR	RUB 2,614	Sell
	Forward contract	U.S.$	INR	U.S.$ 456	Sell
	Forward contract	U.S.$	MXN	U.S.$ 10	Buy
	Forward contract	ZAR	INR	ZAR 84	Sell
	Forward contract	U.S.$	RON	U.S.$ 21	Buy
	Forward contract	U.S.$	AUD	U.S.$ 4	Buy
	Forward contract	EUR	U.S.$	EUR 65	Buy
	Forward contract	GBP	U.S.$	GBP 52	Buy
	Forward contract	U.S.$	CLP	U.S.$ 3	Buy
	Forward contract	U.S.$	COP	U.S.$ 9	Buy
	Forward contract	U.S.$	BRL	U.S.$ 2	Buy
	Forward contract	EUR	INR	EUR 1	Sell
	Forward contract	CAD	INR	CAD 2	Sell
	Option contract	U.S.$	INR	U.S.$ 45	Sell
Hedges of highly probable forecast transactions	Forward contract	AUD	INR	AUD 4	Sell
	Forward contract	RUB	INR	RUB 3,380	Sell
	Forward contract	U.S.$	INR	U.S.$ 172	Sell
	Option contract	RUB	U.S.$	RUB 4,000	Sell
	Option contract	U.S.$	INR	U.S.$ 657	Sell

The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2022.
Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	AUD	INR	AUD 10	Sell
	Forward contract	GBP	INR	GBP 9	Sell
	Forward contract	RUB	INR	RUB 7,171	Sell
	Forward contract	U.S.$	INR	U.S.$ 720	Sell
	Forward contract	U.S.$	MXN	U.S.$ 21	Buy
	Forward contract	ZAR	INR	ZAR 31	Sell
	Forward contract	U.S.$	RUB	U.S.$ 1	Buy
	Forward contract	U.S.$	RON	U.S.$ 12	Buy
	Forward contract	U.S.$	AUD	U.S.$ 4	Buy
	Forward contract	GBP	U.S.$	GBP 48	Buy
	Forward contract	EUR	U.S.$	EUR 47	Buy
	Forward contract	U.S.$	KZT	U.S.$ 9	Buy
	Forward contract	U.S.$	CLP	U.S.$ 3	Buy
	Forward contract	U.S.$	COP	U.S.$ 7	Buy
	Forward contract	U.S.$	BRL	U.S.$ 3	Buy
	Forward contract	EUR	INR	EUR 2	Sell
	Forward contract	U.S.$	THB	U.S.$ 2	Buy
	Option contract	U.S.$	INR	U.S.$ 60	Sell
Hedges of highly probable forecast transactions	Forward contract	AUD	INR	AUD 4	Sell
	Forward contract	RUB	INR	RUB 9,600	Sell
	Forward contract	U.S.$	INR	U.S.$ 68	Sell
	Forward contract	ZAR	INR	ZAR 122	Sell
	Option contract	U.S.$	INR	U.S.$ 275	Sell
(1)
“AUD” means Australian dollars, “BRL” means Brazilian reals, “CAD” means Canadian dollars, “COP” means Colombian pesos, “CLP” means Chilean pesos, “EUR” means Euros, “GBP” means U.K. pounds sterling, “INR” means Indian rupees, “KZT” means Kazakhstan tenges, “MXN” means Mexican pesos, “RON” means Romanian new leus, “RUB” means Russian roubles, “THB” means Thai bahts, “U.S.$” means United States dollars and “ZAR” means South African rands.

The table below summarizes the periods when the cash flows associated with highly probable forecast transactions that are classified as cash flow hedges are expected to occur:

	As of March 31,
	2023		2022
Cash flows in U.S dollars
Not later than one month	Rs.	5,505	Rs.	2,653
Later than one month and not later than three months		11,011		5,305
Later than three months and not later than six months		16,516		6,139
Later than six months and not later than one year		30,568		11,824
	Rs.	63,600	Rs.	25,921
Cash flows in Russian roubles
Not later than one month	Rs.	560	Rs.	460
Later than one month and not later than three months		1,665		1,513
Later than three months and not later than six months		4,545		3,528
Later than six months and not later than one year		1,030		3,331
	Rs.	7,800	Rs.	8,832
Cash flows in Australian dollars
Not later than one month	Rs.	-	Rs.	10
Later than one month and not later than three months		28		60
Later than three months and not later than six months		55		48
Later than six months and not later than one year		149		134
	Rs.	232	Rs.	252
Cash flows in South African rands
Not later than one month	Rs.	-	Rs.	41
Later than one month and not later than three months		-		98
Later than three months and not later than six months		-		146
La ter than six months and not later than one year		-		350
	Rs.	-	Rs.	635

Hedges of changes in the interest rates:

Consistent with its risk management policy, the Company uses interest rate swaps (including cross currency interest rate swaps) to mitigate the risk of changes in interest rates. The Company does not use them for trading or speculative purposes.

A net gain/(loss) of Rs.0 for each of the years ended March 31, 2023, 2022 and 2021, representing the changes in the fair value of interest rate swaps used as hedging instrument in a cash flow hedge is recognized in the statement of comprehensive income. For balance interest rate swaps, the changes in fair value (including cross currency interest rate swaps) are recognized as part of the finance costs. Accordingly, the Company has recorded, as part of finance cost, a net gain of Rs.0, Rs.32 and Rs.164 for the years ended March 31, 2023, 2022 and 2021, respectively.